Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Share Capital	The total share capital is as follows:

	December 31, 2021	December 31, 2020
Number of ordinary nominative shares	191,028,642	170,981,476
Par value (i)	0.0001	0.0001

Total share capital	19	17

Summary of Acquisition of Non Controlling Interests
The effect on the equity attributable to the owners of VTEX during the year is summarized as follows:

Thousands of US$
Cash consideration to be paid to former non-controlling shareholders	(27)
Carrying value of the additional interest in VTEX ARG	123
Difference recognized in capital reserve	96